Related Party Balances and Transactions (Details 8) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 96,036	¥ 79,556
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	50,000	50,000
NIO Capital
Related Party Transaction [Line Items]
Amounts due from related parties	34,316	0
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	7,970	0
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	2,790	0
Shanghai Weilan Hongling Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	960	0
Baidu Capital L.P.
Related Party Transaction [Line Items]
Amounts due from related parties	0	21,671
Beijing CHJ Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	0	3,624
Bin Li
Related Party Transaction [Line Items]
Amounts due from related parties	0	1,680
Jiangsu Xindian Automotive Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	0	1,627
Hubei Changjiang Nextev New Energy Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 0	¥ 954